OTHER ASSETS	12 Months Ended
Sep. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets [Text Block]	13. OTHER ASSETS Other assets consist of the following:

	September 30,
	2018	2019
	RMB	RMB

Prepaid lease	1,202	2,393

	1,202	2,393